Information Concerning Guarantor and Non-Guarantor Subsidiaries	6 Months Ended
Jun. 30, 2013
Information Concerning Guarantor and Non-Guarantor Subsidiaries

17. Information Concerning Guarantor and Non-Guarantor Subsidiaries

The 5% Senior Notes are guaranteed on a senior unsecured basis by the Company, each of the Company’s four wholly-owned subsidiaries that own the Gaylord Hotels properties, and certain other of the Company’s subsidiaries, each of which guarantees the Operating Partnership’s $1 billion credit facility (such subsidiary guarantors, together with the Company, the “Guarantors”). The subsidiary Guarantors are 100% owned, and the guarantees are full and unconditional and joint and several. Not all of the Company’s subsidiaries have guaranteed the 5% Senior Notes.

The following condensed consolidating financial information includes certain allocations of revenues and expenses based on management’s best estimates, which are not necessarily indicative of financial position, results of operations and cash flows that these entities would have achieved on a stand-alone basis. As further described in Note 3, on October 1, 2012, the Company and its subsidiaries completed a restructuring of assets and operations in connection with the Company’s transition to a REIT. For purposes of presenting the condensed consolidating financial information the results of the subsidiaries that own the hotel properties are reflected in the guarantor results for periods commencing October 1, 2012. The Operating Partnership was formed in 2012 and had no results prior to October 1, 2012.

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,768,390	$335,585	$—	$2,103,975
Cash and cash equivalents - unrestricted	—	648	—	43,752	—	44,400
Cash and cash equivalents - restricted	—	—	—	14,483	—	14,483
Notes receivable	—	—	—	151,978	—	151,978
Trade receivables, less allowance	—	—	—	74,450	—	74,450
Deferred financing costs	—	22,254	—	—	—	22,254
Prepaid expenses and other assets	—	332	116,262	56,325	(117,574)	55,345
Intercompany receivables, net	222,740	—	706,751	42,983	(972,474)	—
Investments	1,998,489	2,767,163	526,644	429,811	(5,722,107)	—

Total assets	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$340,376	$813,000	$—	$1,287	$—	$1,154,663
Accounts payable and accrued liabilities	(69)	10,710	(500)	255,157	(117,860)	147,438
Deferred income tax liabilities, net	(39)	—	—	38,313	—	38,274
Deferred management rights proceeds	—	—	—	184,884	—	184,884
Dividends payable	25,600	—	—	—	—	25,600
Other liabilities	—	—	71,791	53,941	286	126,018
Intercompany payables, net	725,329	245,438	1,707	—	(972,474)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	507	1	1	2,388	(2,390)	507
Additional paid-in-capital	1,264,208	1,741,704	2,803,623	1,184,033	(5,729,360)	1,264,208
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(127,449)	(20,456)	241,425	(555,605)	9,643	(452,442)
Accumulated other comprehensive loss	—	—	—	(15,031)	—	(15,031)

Total stockholders’ equity	1,130,032	1,721,249	3,045,049	615,785	(5,722,107)	790,008

Total liabilities and stockholders’ equity	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,798,827	$350,172	$—	$2,148,999
Cash and cash equivalents - unrestricted	—	—	(595)	97,765	—	97,170
Cash and cash equivalents - restricted	—	—	—	6,210	—	6,210
Notes receivable	—	—	—	149,400	—	149,400
Trade receivables, less allowance	—	—	—	55,343	—	55,343
Deferred financing costs	—	11,347	—	—	—	11,347
Prepaid expenses and other assets	—	—	—	64,119	(137)	63,982
Intercompany receivables, net	485,219	—	—	—	(485,219)	—
Investments	1,202,809	2,771,696	1,208,937	450,261	(5,633,703)	—

Total assets	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$485,219	$545,000	$—	$1,644	$—	$1,031,863
Accounts payable and accrued liabilities	—	15,514	(1,535)	204,904	(422)	218,461
Deferred income tax liabilities, net	(386)	(1,448)	99,674	(8,902)	—	88,938
Deferred management rights proceeds	—	—	—	186,346	—	186,346
Other liabilities	—	—	83,477	69,483	285	153,245
Intercompany payables, net	—	485,219	—	—	(485,219)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	526	—	—	2,388	(2,388)	526
Additional paid-in-capital	1,250,975	1,741,704	2,803,618	1,184,041	(5,729,363)	1,250,975
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(41,072)	(2,946)	21,935	(442,031)	98,048	(366,066)
Accumulated other comprehensive loss	—	—	—	(24,603)	—	(24,603)

Total stockholders’ equity	1,203,195	1,738,758	2,825,553	719,795	(5,633,703)	853,598

Total liabilities and stockholders’ equity	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$96,073	$—	$96,073
Food and beverage	—	—	—	99,309	—	99,309
Other hotel revenue	—	—	66,836	31,729	(71,116)	27,449
Opry and Attractions	—	—	—	22,352	—	22,352

Total revenues	—	—	66,836	249,463	(71,116)	245,183
Operating expenses:
Rooms	—	—	—	26,564	—	26,564
Food and beverage	—	—	—	60,406	—	60,406
Other hotel expenses	—	—	10,069	125,980	(67,466)	68,583
Management fees	—	—	—	3,724	—	3,724

Total hotel operating expenses	—	—	10,069	216,674	(67,466)	159,277
Opry and Attractions	—	—	—	14,629	—	14,629
Corporate	—	(181)	2	6,815	—	6,636
Corporate overhead allocation	2,120	—	1,530	—	(3,650)	—
REIT conversion costs	—	—	—	5,420	—	5,420
Casualty loss	—	—	—	17	—	17
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	14,937	14,117	—	29,054

Total operating expenses	2,120	(181)	27,785	257,672	(71,116)	216,280

Operating income (loss)	(2,120)	181	39,051	(8,209)	—	28,903

Interest expense, net of amounts capitalized	(7,537)	(9,875)	—	(12)	—	(17,424)
Interest income	—	—	—	3,052	—	3,052
Other gains and (losses)	—	—	—	53	—	53

Income (loss) before income taxes and discontinued operations	(9,657)	(9,694)	39,051	(5,116)	—	14,584
(Provision) benefit for income taxes	—	(3)	(922)	2,709	—	1,784
Equity in subsidiaries’ earnings, net	26,036	—	—	—	(26,036)	—

Income (loss) from continuing operations	16,379	(9,697)	38,129	(2,407)	(26,036)	16,368
Income from discontinued operations, net of taxes	—	—	—	11	—	11

Net income (loss)	$16,379	$(9,697)	$38,129	$(2,396)	$(26,036)	$16,379

Comprehensive income (loss)	$24,789	$(9,697)	$38,129	$6,014	$(34,446)	$24,789

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$99,982	$—	$99,982
Food and beverage	—	—	—	101,224	—	101,224
Other hotel revenue	9,294	—	—	31,841	(9,294)	31,841
Opry and Attractions	7	—	—	20,175	—	20,182

Total revenues	9,301	—	—	253,222	(9,294)	253,229
Operating expenses:
Rooms	—	—	—	24,797	—	24,797
Food and beverage	—	—	—	60,644	—	60,644
Other hotel expenses	—	—	—	74,836	—	74,836
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	160,277	—	160,277
Opry and Attractions	—	—	—	14,075	—	14,075
Corporate	5,655	—	—	7,605	—	13,260
Corporate overhead allocation	—	—	—	9,294	(9,294)	—
REIT conversion costs	2,732	—	—	643	—	3,375
Casualty loss	243	—	—	129	—	372
Preopening costs	8	—	—	—	—	8
Depreciation and amortization	758	—	—	29,496	—	30,254

Total operating expenses	9,396	—	—	221,519	(9,294)	221,621

Operating income (loss)	(95)	—	—	31,703	—	31,608
Interest expense, net of amounts capitalized	(14,660)	—	—	(29,748)	29,957	(14,451)
Interest income	25,129	—	—	7,849	(29,957)	3,021
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	10,374	—	—	9,913	—	20,287
Provision for income taxes	(5,688)	—	—	(5,626)	—	(11,314)
Equity in subsidiaries’ earnings, net	4,268	—	—	—	(4,268)	—

Income from continuing operations	8,954	—	—	4,287	(4,268)	8,973
Loss from discontinued operations, net of taxes	—	—	—	(19)	—	(19)

Net income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

Comprehensive income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$181,582	$—	$181,582
Food and beverage	—	—	—	197,497	—	197,497
Other hotel revenue	—	—	136,515	62,317	(145,499)	53,333
Opry and Attractions	—	—	—	34,884	—	34,884

Total revenues	—	—	136,515	476,280	(145,499)	467,296
Operating expenses:
Rooms	—	—	—	51,651	—	51,651
Food and beverage	—	—	—	121,654	—	121,654
Other hotel expenses	—	—	22,500	253,425	(137,774)	138,151
Management fees	—	—	—	7,193	—	7,193

Total hotel operating expenses	—	—	22,500	433,923	(137,774)	318,649
Opry and Attractions	—	—	—	25,915	—	25,915
Corporate	—	666	2	12,634	—	13,302
Corporate overhead allocation	2,120	—	5,605	—	(7,725)	—
REIT conversion costs	—	—	—	20,412	—	20,412
Casualty loss	—	—	—	49	—	49
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	29,887	31,176	—	61,063

Total operating expenses	2,120	666	59,241	524,109	(145,499)	440,637

Operating income (loss)	(2,120)	(666)	77,274	(47,829)	—	26,659
Interest expense, net of amounts capitalized	(15,906)	(14,813)	—	(28)	—	(30,747)
Interest income	—	—	—	6,103	—	6,103
Other gains and (losses)	—	—	—	47	—	47

Income (loss) before income taxes and discontinued operations	(18,026)	(15,479)	77,274	(41,707)	—	2,062
(Provision) benefit for income taxes	(222)	(2,031)	142,217	(71,888)	—	68,076
Equity in subsidiaries’ earnings, net	88,407	—	—	—	(88,407)	—

Income (loss) from continuing operations	70,159	(17,510)	219,491	(113,595)	(88,407)	70,138
Income from discontinued operations, net of taxes	—	—	—	21	—	21

Net income (loss)	$70,159	$(17,510)	$219,491	$(113,574)	$(88,407)	$70,159

Comprehensive income (loss)	$79,731	$(17,510)	$219,491	$(104,002)	$(97,979)	$79,731

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$187,516	$—	$187,516
Food and beverage	—	—	—	209,300	—	209,300
Other hotel revenue	12,085	—	—	62,382	(12,188)	62,279
Opry and Attractions	14	—	—	33,035	—	33,049

Total revenues	12,099	—	—	492,233	(12,188)	492,144
Operating expenses:
Rooms	—	—	—	47,765	—	47,765
Food and beverage	—	—	—	122,258	—	122,258
Other hotel expenses	—	—	—	147,833	(103)	147,730
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	317,856	(103)	317,753
Opry and Attractions	—	—	—	24,832	—	24,832
Corporate	11,040	—	—	15,226	—	26,266
Corporate overhead allocation	—	—	—	12,085	(12,085)	—
REIT conversion costs	5,380	—	—	1,048	—	6,428
Casualty loss	276	—	—	270	—	546
Preopening costs	22	—	—	317	—	339
Depreciation and amortization	1,526	—	—	61,162	—	62,688

Total operating expenses	18,244	—	—	432,796	(12,188)	438,852

Operating income (loss)	(6,145)	—	—	59,437	—	53,292
Interest expense, net of amounts capitalized	(29,294)	—	—	(59,683)	60,164	(28,813)
Interest income	50,461	—	—	15,878	(60,164)	6,175
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	15,022	—	—	15,741	—	30,763
Provision for income taxes	(7,639)	—	—	(8,144)	—	(15,783)
Equity in subsidiaries’ earnings, net	7,599	—	—	—	(7,599)	—

Income from continuing operations	14,982	—	—	7,597	(7,599)	14,980
Income from discontinued operations, net of taxes	—	—	—	2	—	2

Net income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

Comprehensive income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by (used in) continuing operating activities	$272,882	$(251,957)	$1,316	$(31,228)	$—	$(8,987)
Net cash provided by discontinued operating activities	—	—	—	79	—	79

Net cash provided by (used in) operating activities	272,882	(251,957)	1,316	(31,149)	—	(8,908)

Purchases of property and equipment	—	—	(721)	(14,460)	—	(15,181)
Increase in restricted cash and cash equivalents	—	—	—	(8,273)	—	(8,273)
Other investing activities	—	—	—	226	—	226

Net cash used in investing activities — continuing operations	—	—	(721)	(22,507)	—	(23,228)
Net cash used in investing activities — discontinued operations	—	—	—	—	—	—

Net cash used in investing activities	—	—	(721)	(22,507)	—	(23,228)

Net borrowings under credit facility	—	(82,000)	—	—	—	(82,000)
Issuance of senior notes	—	350,000	—	—	—	350,000
Early redemption of senior notes	(152,180)	—	—	—	—	(152,180)
Deferred financing costs paid	—	(15,395)	—	—	—	(15,395)
Repurchase of Company stock for retirement	(100,028)	—	—	—	—	(100,028)
Payment of dividend	(25,823)	—	—	—	—	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	—	—	—	—	5,145
Excess tax benefit from stock-based compensation	4	—	—	—	—	4
Other financing activities, net	—	—	—	(357)	—	(357)

Net cash provided by (used in) financing activities — continuing operations	(272,882)	252,605	—	(357)	—	(20,634)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(272,882)	252,605	—	(357)	—	(20,634)

Net change in cash and cash equivalents	—	648	595	(54,013)	—	(52,770)
Cash and cash equivalents at beginning of year	—	—	(595)	97,765	—	97,170

Cash and cash equivalents at end of year	$—	$648	$—	$43,752	$—	$44,400

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by continuing operating activities	$32,717	$—	$—	$46,382	$—	$79,099
Net cash provided by discontinued operating activities	—	—	—	51	—	51

Net cash provided by operating activities	32,717	—	—	46,433	—	79,150

Purchases of property and equipment	(6,269)	—	—	(52,519)	—	(58,788)
Collection of notes receivable	—	—	—	2,870	—	2,870
Other investing activities	—	—	—	424	—	424

Net cash used in investing activities — continuing operations	(6,269)	—	—	(49,225)	—	(55,494)
Net cash used in investing activities — discontinued operations	—	—	—		—	—

Net cash used in investing activities	(6,269)	—	—	(49,225)	—	(55,494)

Net repayments under credit facility	(45,000)	—	—	—	—	(45,000)
Proceeds from exercise of stock option and purchase plans	6,833	—	—	—	—	6,833
Other financing activities, net	—	—	—	(373)	—	(373)

Net cash used in financing activities — continuing operations	(38,167)	—	—	(373)	—	(38,540)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash used in financing activities	(38,167)	—	—	(373)	—	(38,540)

Net change in cash and cash equivalents	(11,719)	—	—	(3,165)	—	(14,884)
Cash and cash equivalents at beginning of year	37,562	—	—	6,826	—	44,388

Cash and cash equivalents at end of year	$25,843	$—	$—	$3,661	$—	$29,504